Note 1 - Nature of Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes
Note 1 - Nature of Operations

NOTE 1 - CONDENSED FINANCIAL STATEMENTS

The accompanying financial statements have been prepared by the Company without audit. In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position, results of operations, and cash flows at March 31, 2014, and for all periods presented herein, have been made.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. It is suggested that these condensed financial statements be read in conjunction with the financial statements and notes thereto included in the Company's December 31, 2013 audited financial statements. The results of operations for the period ended March 31, 2014 are not necessarily indicative of the operating results for the full year.

NOTE 1 – NATURE OF OPERATIONS

SignPath Pharma, Inc., (the “Company”) was incorporated under the laws of the State of Delaware on May 15, 2006.  The Company was organized to develop proprietary formulations of curcumin (diferuloylmethane), a naturally occurring compound found in the root of the Curcuma longa (turmeric) plant, for applications in malignant diseases.  The Company’s product candidates are currently in the pre-clinical testing phase.